Income tax and deferred taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets	$ 334,248	$ 356,560
Deferred Tax Liabilities, Net	205,283	205,455
Unrealized loss [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(68,544)	(86,156)
Property, plant and equipment and capitalized interest [Member]
Deferred tax assets	211,435	225,124
Deferred Tax Liabilities, Net	0	0
Facility closure provision [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(3,469)	(1,590)
Manufacturing expenses [Member]
Deferred tax assets	102,748	110,630
Deferred Tax Liabilities, Net	0	0
Staff severance indemnities, unemployment insurance [Member]
Deferred tax assets	6,792	5,214
Deferred Tax Liabilities, Net	0	0
Vacation accrual [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(4,887)	(4,061)
Inventory provision [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(25,098)	(20,608)
Materials provision [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(7,107)	(7,776)
Forwards [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(624)	(10,206)
Employee benefits [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(2,317)	(6,783)
Research and development expenses [Member]
Deferred tax assets	3,501	4,641
Deferred Tax Liabilities, Net	0	0
Accounts Receivable [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(4,222)	(4,273)
Provision for legal complaints and expenses [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(10,750)	(7,686)
Loan approval expenses [Member]
Deferred tax assets	2,670	3,115
Deferred Tax Liabilities, Net	0	0
Junior mining companies valued based on stock price [Member]
Deferred tax assets	2,474	1,300
Deferred Tax Liabilities, Net	0	0
Royalty [Member]
Deferred tax assets	4,084	6,457
Deferred Tax Liabilities, Net	0	0
Tax loss benefit [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	(1,437)	(1,302)
Other deferred tax assets [Member]
Deferred tax assets	544	79
Deferred Tax Liabilities, Net	0	0
Foreign items other [Member]
Deferred tax assets	0	0
Deferred Tax Liabilities, Net	$ (510)	$ (664)